UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          07/13/2006
       -------------------------    ---------------------------   -----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                        0
                                                -----------

Form 13F Information Table Entry Total:
                                                       35
                                                -----------

Form 13F Information Table Value Total:
                                                 $368,633
                                                -----------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                  Form 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- ---------- -------- ------------------ ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP      (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ---------- -------- --------- --- ---- ---------- -------- -------- -------- --------
AMERIPRISE FINL INC             COM            03076C106    19,856   444,500 SH          SOLE              444,500
------------------------------------------------------------------------------------------------------------------------------------
BANCORP INC DEL                 COM            05969A105     5,111   204,350 SH          SOLE              204,350
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                 COM            060505104     9,428   196,000 SH          SOLE              196,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM            14040H105    24,080   281,800 SH          SOLE              281,800
------------------------------------------------------------------------------------------------------------------------------------
CENTER BANCORP INC              COM            151408101        12       795 SH          SOLE                  795
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A        CL A NON VTG   156432106     9,538   389,300 SH          SOLE              389,300
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                   COM            172967101     8,820   182,800 SH          SOLE              182,800
------------------------------------------------------------------------------------------------------------------------------------
CITY NATL CORP                  COM            178566105    11,716   180,000 SH          SOLE              180,000
------------------------------------------------------------------------------------------------------------------------------------
COMERICA INC                    COM            200340107    19,657   378,100 SH          SOLE              378,100
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY BANCSHARES INC DEL    COM            20343H106     1,221   122,100 SH          SOLE              122,100
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES    COM            203634100     2,317   214,100 SH          SOLE              214,100
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                     COM NEW        208464883    23,571 1,020,400 SH          SOLE            1,020,400
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM            32190E102    11,611   441,896 SH          SOLE              441,896
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC               COM CL A       37247D106       753    21,600 SH          SOLE               21,600
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM            42724R107     1,572    95,250 SH          SOLE               95,250
------------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP             COM            443683107    10,319   774,100 SH          SOLE              774,100
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN & CHASE & CO          COM            46625H100     8,858   210,900 SH          SOLE              210,900
------------------------------------------------------------------------------------------------------------------------------------
MACKINAC FINL CORP              COM            554571109     3,099   299,700 SH          SOLE              299,700
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC        COM            571748102    14,252   530,000 SH          SOLE              530,000
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC          COM            590188108    17,724   254,800 SH          SOLE              254,800
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM            693475105    19,346   275,700 SH          SOLE              275,700
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC        COM            743868101     6,156   205,188 SH          SOLE              205,188
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC            CL A           761195205     7,605   399,196 SH          SOLE              399,196
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE CAP CORP               COM            76120W302     3,109   241,600 SH          SOLE              241,600
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD           ORD            G7885T104     7,466   447,600 SH          SOLE              447,600
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA    COM            84751T309     7,381 1,105,000 SH          SOLE            1,105,000
------------------------------------------------------------------------------------------------------------------------------------
SUSSEX BANCORP                  COM            869245100       788    53,760 SH          SOLE               53,760
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                   COM            872449103     5,814   181,700 SH          SOLE              181,700
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW        902973304    18,945   613,500 SH          SOLE              613,500
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                   COM            902788108    11,376   341,200 SH          SOLE              341,200
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                COM            908906100    19,887   307,900 SH          SOLE              307,900
------------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       COM            90933T109    17,491   839,300 SH          SOLE              839,300
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND CORP          COM            929903102    18,831   348,200 SH          SOLE              348,200
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO-NEW            COM            949746101    16,703   249,000 SH          SOLE              249,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP       COM            970646105     4,224   448,423 SH          SOLE              448,423


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